UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06221
                                                     ---------

                           Brandywine Blue Fund, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)

                               3711 Kennett Pike
                           Greenville, Delaware 19807
                           --------------------------
              (Address of principal executive offices) (Zip code)

                              William F. D'Alonzo
                               3711 Kennett Pike
                             Greenville, DE  19807
                             ---------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: JUNE 30, 2005
                          -------------

Item 1. Schedule of Investments.

                              BRANDYWINE BLUE FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2005
                                  (Unaudited)


Shares or Principal Amount                                                             Value
--------------------------                                                             -----

COMMON STOCKS - 95.7% (A)<F4>

CONSUMER DISCRETIONARY

                  BROADCASTING & CABLE TV - 3.0%
        925,000   EchoStar Communications Corp.*<F5>                               $  27,888,750

                  CONSUMER ELECTRONICS - 3.7%
        293,100   Garmin Ltd.                                                         12,530,025
        262,400   Harman International Industries, Inc.                               21,348,864

                  DEPARTMENT STORES - 8.2%
        840,000   Kohl's Corp.*<F5>                                                   46,964,400
        417,400   Nordstrom, Inc.                                                     28,370,678

                  FOOTWEAR - 4.7%
        503,800   Nike, Inc. Cl B                                                     43,629,080

                  GENERAL MERCHANDISE STORES - 2.3%
        382,000   Target Corp.                                                        20,784,620

                  HOME FURNISHINGS - 2.6%
        571,900   Bed Bath & Beyond Inc.*<F5>                                         23,893,982

                  HOMEBUILDING - 6.3%
        500,000   Centex Corp.                                                        35,335,000
        275,000   Pulte Homes, Inc.                                                   23,168,750
                                                                                    ------------
                  Total Consumer Discretionary                                       283,914,149
                    (Cost $262,451,161)

CONSUMER STAPLES
                  DRUG RETAIL - 4.2%
      1,339,800   CVS Corp.                                                           38,947,986
                                                                                    ------------
                  Total Consumer Staples                                              38,947,986
                    (Cost $34,269,812)

ENERGY
                  OIL & GAS DRILLING - 4.9%
        750,000   Nabors Industries, Ltd.*<F5>                                        45,465,000

                  OIL & GAS EQUIPMENT & SERVICES - 7.2%
        521,500   Halliburton Co.                                                     24,938,130
        146,900   National Oilwell Varco Inc.*<F5>                                     6,983,626
        601,300   Weatherford International Ltd.*<F5>                                 34,863,374

                  OIL & GAS EXPLORATION & PRODUCTION - 3.6%
      1,455,500   Chesapeake Energy Corp.                                             33,185,400
                                                                                    ------------
                  Total Energy                                                       145,435,530
                    (Cost $123,318,070)

FINANCIALS
                  PROPERTY & CASUALTY INSURANCE - 3.4%
        526,400   Allstate Corp.                                                      31,452,400

                  SPECIALIZED FINANCE - 5.3%
        167,000   Chicago Mercantile Exchange                                         49,348,500
                                                                                    ------------
                  Total Financials                                                    80,800,900
                    (Cost $61,531,658)

HEALTHCARE
                  BIOTECHNOLOGY - 3.7%
        561,400   Amgen Inc.*<F5>                                                     33,942,244

                  HEALTH CARE EQUIPMENT - 3.3%
        475,000   Fisher Scientific International Inc.*<F5>                           30,827,500
                                                                                    ------------
                  Total Healthcare                                                    64,769,744
                    (Cost $63,317,853)

INDUSTRIALS
                  COMMERCIAL PRINTING - 3.0%
        807,700   R. R. Donnelley & Sons Co.                                          27,873,727

                  INDUSTRIAL CONGLOMERATES - 2.3%
        612,300   General Electric Co.                                                21,216,195

                  RAILROADS - 4.2%
        600,000   Union Pacific Corp.                                                 38,880,000
                                                                                    ------------
                  Total Industrials                                                   87,969,922
                    (Cost $85,705,382)

INFORMATION TECHNOLOGY
                  APPLICATION SOFTWARE - 1.8%
        471,100   Autodesk, Inc.                                                      16,191,707

                  COMMUNICATIONS EQUIPMENT - 5.9%
      1,727,100   Corning Inc.*<F5>                                                   28,704,402
        649,000   L.M. Ericsson Telephone Co. ADR                                     20,735,550
        279,900   Motorola, Inc.                                                       5,110,974

                  COMPUTER STORAGE & PERIPHERALS - 2.1%
      1,125,500   Seagate Technology                                                  19,752,525

                  DATA PROCESSING & OUTSOURCED SERVICES - 1.7%
        393,000   First Data Corp.                                                    15,775,020

                  SEMICONDUCTOR EQUIPMENT - 4.4%
        870,000   Altera Corp.*<F5>                                                   17,243,400
        913,000   Intel Corp.                                                         23,792,780
                                                                                    ------------
                  Total Information Technology                                       147,306,358
                    (Cost $140,755,946)

MATERIALS
                  DIVERSIFIED METALS & MINING - 3.9%
        385,900   Phelps Dodge Corp.                                                  35,695,750
                                                                                    ------------
                  Total Materials                                                     35,695,750
                    (Cost $36,291,056)
                                                                                    ------------
                  Total common stocks                                                884,840,339
                    (Cost $807,640,938)



SHORT-TERM INVESTMENTS - 3.9% (A)<F4>

                  COMMERCIAL PAPER - 3.6%
    $32,700,000   UBS Finance (DE) LLC,
                  due 07/01/05, discount of 3.37%                                     32,700,000
                                                                                    ------------
                  Total commercial paper                                              32,700,000
                    (Cost $32,700,000)

                  VARIABLE RATE DEMAND NOTE - 0.3%
      2,913,052   U.S. Bank, N.A., 3.08%                                               2,913,052
                                                                                    ------------
                  Total variable rate demand note                                      2,913,052
                    (Cost $2,913,052)                                               ------------

                  Total short-term investments                                        35,613,052
                    (Cost $35,613,052)                                              ------------

                  Total investments - 99.6%                                          920,453,391
                    (Cost $843,253,990)

                  Cash and receivables, less
                  Liabilities 0.4% (A)<F4>                                             3,980,624
                                                                                    ------------
                  TOTAL NET ASSETS - 100.0%                                         $924,434,015
                                                                                    ------------
                                                                                    ------------




  *<F5>   Non-dividend paying security.
(A)<F4> Percentages for the various classifications relate to net assets. ADR-American Depository Receipts



                            BRANDYWINE ADVISORS FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2005
                                  (Unaudited)


Shares or Principal Amount                                                            Value
--------------------------                                                            -----

COMMON STOCKS - 96.1% (A)<F1>
CONSUMER DISCRETIONARY

                  APPAREL RETAIL - 3.9%
        211,700   American Eagle Outfitters, Inc.                                   $  6,488,605

                  CONSUMER ELECTRONICS - 4.1%
         65,100   Garmin Ltd.                                                          2,783,025
         51,400   Harman International Industries, Inc.                                4,181,904

                  HOME FURNISHINGS - 1.0%
         79,500   Tempur-Pedic International Inc.*<F6>                                 1,763,310

                  HOMEBUILDING - 6.2%
         74,500   Centex Corp.                                                         5,264,915
         66,800   KB Home, Inc.                                                        5,092,164

                  RESTAURANTS - 2.6%
         58,200   Brinker International, Inc.*<F6>                                     2,330,910
         61,900   Darden Restaurants, Inc.                                             2,041,462
                                                                                    ------------
                  Total Consumer Discretionary                                        29,946,295
                    (Cost $25,715,302)

ENERGY
                  OIL & GAS DRILLING - 6.8%
         55,000   Helmerich & Payne, Inc.                                              2,580,600
         80,900   Nabors Industries, Ltd.*<F6>                                         4,904,158
        142,700   Patterson-UTI Energy, Inc.                                           3,971,341

                  OIL & GAS EQUIPMENT & SERVICES - 11.7%
         49,000   Cooper Cameron Corp.*<F6>                                            3,040,450
         73,800   FMC Technologies, Inc.*<F6>                                          2,359,386
         78,400   Grant Prideco, Inc.*<F6>                                             2,073,680
        156,300   National Oilwell Varco Inc.*<F6>                                     7,430,502
         81,200   Weatherford International Ltd.*<F6>                                  4,707,976

                  OIL & GAS EXPLORATION & PRODUCTION - 8.7%
        340,000   Chesapeake Energy Corp.                                              7,752,000
        147,000   Southwestern Energy Co.*<F6>                                         6,906,060
                                                                                    ------------
                  Total Energy                                                        45,726,153
                    (Cost $34,285,827)

HEALTHCARE
                  HEALTH CARE EQUIPMENT - 6.1%
        116,000   Fisher Scientific International Inc.*<F6>                            7,528,400
         44,200   Kinetic Concepts, Inc.*<F6>                                          2,652,000

                  HEALTH CARE FACILITIES - 5.4%
         86,300   Community Health Systems Inc.*<F6>                                   3,261,277
        105,000   Triad Hospitals, Inc.*<F6>                                           5,737,200
                                                                                    ------------
                  Total Healthcare                                                    19,178,877
                    (Cost $15,786,362)

INDUSTRIALS
                  AEROSPACE & DEFENSE - 7.8%
        141,700   Goodrich Corp.                                                       5,804,032
         93,900   Precision Castparts Corp.                                            7,314,810

                  COMMERCIAL PRINTING - 2.0%
         99,800   R. R. Donnelley & Sons Co.                                           3,444,098

                  CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 2.6%
        132,400   Joy Global Inc.                                                      4,447,316

                  ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
         52,200   AMETEK, Inc.                                                         2,184,570

                  INDUSTRIAL CONGLOMERATES - 2.1%
         51,200   Carlisle Companies Inc.                                              3,513,856

                  INDUSTRIAL MACHINERY - 5.1%
         21,600   IDEX Corp.                                                             833,976
        117,000   Pentair, Inc.                                                        5,008,770
        120,400   Timken Co.                                                           2,781,240

                  TRUCKING - 1.4%
        120,600   Hunt (J.B.) Transport Services, Inc.                                 2,327,580
                                                                                    ------------
                  Total Industrials                                                   37,660,248
                    (Cost $35,412,010)

INFORMATION TECHNOLOGY
                  APPLICATION SOFTWARE - 2.2%
        169,500   Citrix Systems, Inc.*<F6>                                            3,671,370

                  COMPUTER HARDWARE - 1.4%
         43,600   Avid Technology, Inc.*<F6>                                           2,323,008

                  COMPUTER STORAGE & PERIPHERALS - 1.8%
        171,400   Seagate Technology                                                   3,008,070

                  DATA PROCESSING & OUTSOURCED SERVICES - 1.1%
         27,100   Global Payments Inc.                                                 1,837,380

                  ELECTRONIC EQUIPMENT MANUFACTURERS - 1.9%
        107,500   FLIR Systems, Inc.*<F6>                                              3,207,800

                  SEMICONDUCTOR EQUIPMENT - 1.2%
        102,700   Altera Corp.*<F6>                                                    2,035,514

                  SEMICONDUCTORS - 1.5%
         53,800   International Rectifier Corp.*<F6>                                   2,567,336
                                                                                    ------------
                  Total Information Technology                                        18,650,478
                    (Cost $18,901,251)

MATERIALS
                  CONSTRUCTION MATERIALS - 4.6%
         64,200   Lafarge North America Inc.                                           4,008,648
         54,500   Martin Marietta Materials, Inc.                                      3,767,040

                  DIVERSIFIED METALS & MINING - 1.6%
         29,900   Phelps Dodge Corp.                                                   2,765,750
                                                                                    ------------
                  Total Materials                                                     10,541,438
                    (Cost $9,454,458)
                                                                                    ------------
                  Total common stocks                                                161,703,489
                    (Cost $139,555,210)

SHORT-TERM INVESTMENTS - 4.6% (A)<F1>

                  COMMERCIAL PAPER - 3.9%
     $6,600,000   UBS Finance (DE) LLC,
                  due 07/01/05, discount of 3.37%                                      6,600,000
                                                                                    ------------
                  Total commercial paper                                               6,600,000
                    (Cost $6,600,000)

                  VARIABLE RATE DEMAND NOTE - 0.7%
      1,102,633   Wisconsin Corporate Central
                    Credit Union, 3.00%                                                1,102,633
                                                                                    ------------
                  Total variable rate demand note                                      1,102,633
                    (Cost $1,102,633)

                  Total short-term investments                                         7,702,633
                     (Cost $7,702,633)                                              ------------

                  Total investments - 100.7%                                         169,406,122
                     (Cost $147,257,843)

                  Liabilities, less cash and
                    receivables (0.7%) (A)<F1>                                        (1,151,946)
                                                                                    ------------
                  TOTAL NET ASSETS - 100.0%                                         $168,254,176
                                                                                    ------------
                                                                                    ------------



  *<F6>   Non-dividend paying security.
(A)<F1>   Percentages for the various classifications relate to net assets.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and proceduresm required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Blue Fund, Inc.
                  --------------------------

     By (Signature and Title) /s/William F. D'Alonzo
                              ----------------------
                              William F. D'Alonzo, President

     Date August 10, 2005
          ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/William F. D'Alonzo
                              ----------------------
                              William F. D'Alonzo, President

     Date August 10, 2005
          ---------------

     By (Signature and Title) /s/Christopher G. Long
                              ----------------------
                              Christopher G. Long, Treasurer

     Date August 10, 2005
          ---------------